Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0001971532
Registrant Name	Telomir Pharmaceuticals, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES